Commitments and Contingencies (Tables)	12 Months Ended
May 31, 2023
Commitments and Contingencies.
Schedule of future commitments

As of May 31, 2023, the future commitments pursuant to these agreements are estimated as follows (in thousands):

Fiscal Year	Amount
2024	$156,388
2025	$76,400
2026 and thereafter	—
Total	$232,788

Schedule of operating lease balances

(in thousands)	May 31, 2023	May 31, 2022
Assets
Right-of-use asset	$400	$536
Liabilities
Current operating lease liability	$139	$134
Non-current operating lease liability	283	422
Total operating lease liability	$422	$556

Schedule of the minimum (base rental) lease payments

The minimum (base rental) lease payments reconciled to the carrying value of the operating lease liabilities as of May 31, 2023 are expected to be as follows (in thousands):

Fiscal Year	Amount
2024	$182
2025	185
2026	169
Total operating lease payments	536
Less: imputed interest	(114)
Present value of operating lease liabilities	$422

Schedule of supplemental information relating to operating leases

	May 31, 2023
Weighted average remaining lease term	2.9	years
Weighted average discount rate	10.0%